SA JPMorgan Mid-Cap Growth Portfolio Investment Strategy - SA JPMorgan Mid-Cap Growth Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in equity securities (common stocks, preferred stocks and convertible securities) of medium-sized companies that the subadviser believes have above-average growth potential. Medium-sized companies will generally include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period. The Portfolio may invest up to 20% of its net assets in foreign securities, including securities of issuers located in emerging markets. The Portfolio may invest in fixed income securities, principally corporate securities. In managing the Portfolio, the subadviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the subadviser believes will achieve above-average growth in the future. Growth companies purchased for the Portfolio include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. The subadviser makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of the subadviser’s research and portfolio management teams. Finally, a disciplined, systematic portfolio construction process is employed to minimize uncompensated risks relative to the benchmark. The subadviser sells a security for several reasons. The subadviser may sell a security due to a change in the company’s fundamentals, a change in the original reason for purchase of an investment, or new investment opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. Finally, the subadviser may also sell a security which the subadviser no longer considers reasonably valued.